June 4, 2018
VIA EDGAR
Jaea F. Hahn, Senior Counsel
Disclosure Review and Accounting Office
The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide Life and Annuity Insurance Company Nationwide VL Separate Account-G File Nos. 333-223705 and 811-21697
Dear Ms. Hahn:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this Pre-effective Amendment No. 1 in response to your comment letter dated May 15, 2018. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
Responses below are to the Staff's comments regarding the registration statement related to the Nationwide Marathon Variable Universal Life product (File No. 333-223705).
Please note that Nationwide is seeking an effective date of July 2, 2018.
Responses to your comments are below in the numerical sequence established in your correspondence. Page numbers refer to the numbers at the bottom of each page of the initial registration statement.1 Nationwide's responses are in bold following the comment or comments to which they apply.1Capitalized terms have the same meaning as in the registration statement. References to item numbers are to Form N-6.
General
(1)	Please confirm that all missing information, including the financial statements and all exhibits, will be filed in a pre-effective amendment to the registration statement.
Response: Nationwide confirms that all missing information, including the financial statements and all exhibits, will be filed in a subsequent pre-effective amendment to the registration statement.
(2)	Please inform the staff whether there are any types of guarantees or support agreements with third parties to support any of the benefits and/or features of the contracts or whether the company will be solely responsible for all benefits and features associated with the contract.
Response: Nationwide confirms the company will be solely responsible for all benefits and features associated with the contract.
Specific Comments
Summary, Coverage Flexibility, page 6
(3)	The prospectus notes that the owner may change the Specified Amount. Please confirm supplementally whether there are transaction charges for doing so.
Response: Nationwide confirms there are no transaction charges for changing the Specified Amount.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Summary, Investment Options, page 7
(4)	The prospectus notes on page 19 that no interest will be credited to amounts invested in an indexed option that are withdrawn from the end of the Segment. Please note this in the summary on page 6 with respect to these options.
Response: Nationwide has added the language stating that no interest will be credited to amounts invested in an indexed option that are withdrawn prior to the end of the Index Segment which is reproduced here for convenience, new text is underlined.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged, see Indexed Interest Options.
Summary, Transfer Requests, page 7
(5)	The prospectus states that "[p]olicy owners may request to transfer allocations to the indexed interest options daily…." The prospectus also notes on page 19 that amounts in an Index Segment may be subject to a cap that is declared at the start of an Index Segment. Please clarify how the cap declared at the start of an Index Segment would apply to amounts contributed after the start of that Index Segment (e.g., if the cap has been reached before some of the amounts in that Segment were contributed, does that mean that those amounts will not receive any positive Investment Experience?).
Response: Transfers to the indexed interest options can be requested as frequently as daily; however, creation of Index Segments only occurs on Sweep Dates. All amounts transferred to a particular Index Segment created on a particular Sweep Date will have the same cap. Subsequent transfer requests are not added to an existing Index Segment, they will create their own Index Segment with its own cap.
The language in the Transfers Requests section has been revised to clarify and is reproduced here for convenience, new text is underlined:
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see How Index Segments Work. Requests to transfer allocations from the indexed interest options are permitted on Index Segment Maturity Dates. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Summary, Policy Risks, page 8
(6)	Please include the risk that the death benefit is subject to Nationwide’s claims-paying ability.
Response: A statement including the risk that the death benefit is subject to Nationwide’s claims-paying ability has been added and is reproduced here for convenience, new text is underlined.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from his or her selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide’s claims paying ability.
Summary, Limitation of Access to Cash Value, page 9
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(7)	The prospectus notes that there are "limitations" on the amount and frequency of …partial surrender," and on page 58, the prospectus states that the registrant "reserves the right to limit the number of partial surrenders to one per policy year." Please clarify supplementally how this right is consistent with the redeemability requirements of Section 22(c) of the 1940 Act.
Response: Section 22(c) of the 1940 Act and the rules thereunder require daily pricing and redeemability, unless an exception is permitted. The limitation on the frequency of partial surrenders noted applies to partial surrenders only. On any day (subject to a permitted exception being in effect), a policy owner may redeem via full surrender, in accordance with the redeemability requirements of the 1940 Act.
Variable Investment Options, page 15
(8)	Please explain how the underlying mutual funds are selected. Supplementally, please confirm that all conflicts of interest are disclosed (e.g., selecting affiliated underlying funds).
Response: How Nationwide selects the underlying mutual funds is described in the Identification of Underlying Mutual Funds section. A cross reference has been added to the Variable Investment Options section.
Nationwide confirms that all conflicts of interest are disclosed.
General Account Options, page 17
(9)	In the second paragraph, please add a cross-reference to where the participation rate, cap rate, floor rate, and spread are defined in plain English or described in greater detail.
Response: A cross reference to the Indexed Interest Strategies Interest Crediting section has been added to the second paragraph of the General Account Options.
A Note on Charges: Distribution, Promotion, and Sales Expenses, page 36
(10)	In the second paragraph, please add a definition for "CTP." We note that the term is defined on page 3 of the SAI but not in the prospectus.
Response: A definition has been added to "Appendix C: Definitions" and is reproduced here for convenience.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Policy Loans, page 55
(11)	Please consider describing the purpose of policy loans in this section (e.g., to access policy value without the taxes and surrender charges associated with withdrawals).
Response: At this point in time, Nationwide is electing not to add additional information about the purpose of policy loans in the Policy Loan section. Nationwide intends to further evaluate this approach as part of its broader review of disclosure effectiveness.
Exchanging the Policy for Another Life Insurance Policy, page 68
(12)	Please clarify how cash value is affected by an exchange. See Instruction to Item 6(b).
Response: The disclosure content required by the Instruction to Item 6(b) of Form N-6 is provided in the Right of Conversion subsection of the The Policy section of the prospectus.
The language referenced by the Staff in the Exchanging the Policy for Another Life Insurance Policy subsection of the Taxes section is provided only to address IRC sec. 1035 exchange tax treatment.
Substitution of Securities, page 73
(13)	In the second paragraph, last sentence, please explain how policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
Response: Nationwide has revised the last sentence of the second paragraph and reproduced here for convenience, new text is underlined:
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies